Risk and Capital Management - Summary of Funding from Clients (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 809,010	R$ 507,060
Subordinated debt	47,296	R$ 36,627
Total	R$ 379,500
Percentage of funding from clients	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 809,010	R$ 507,060
Demand deposits	134,805	82,306
Savings deposits	179,470	144,558
Time deposits	491,234	277,166
Other	3,501	3,030
Funds from acceptances and issuance of securities	136,638	143,569
Funds from own issue	1,985	5,258
Subordinated debt	74,916	59,462
Total	1,022,549	715,349
0-30 days [Member] | ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	370,604	272,447
Demand deposits	134,805	82,306
Savings deposits	179,470	144,558
Time deposits	55,778	44,855
Other	551	728
Funds from acceptances and issuance of securities	1,978	4,293
Funds from own issue	218	235
Subordinated debt	6,657	2
Total	379,457	276,977
Demand deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 134,805	R$ 82,306
Percentage of funding from clients	13.20%	11.50%
Savings deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	17.50%	20.20%
Time deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 491,234	R$ 277,166
Percentage of funding from clients	48.00%	38.80%
Other [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 71	R$ 9
Percentage of funding from clients	0.30%	0.40%
Security Deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	13.40%	20.10%
Issued debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	0.20%	0.70%
Subordinated debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	7.30%	8.30%